Post employment benefits - Narrative (Detail)			12 Months Ended
	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 GBP (£)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 EUR (€)	Dec. 31, 2027 GBP (£)	Dec. 31, 2027 EUR (€)	Dec. 31, 2024 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 EUR (€)	Jun. 30, 2019 EUR (€)
Disclosure of defined benefit plans [line items]
Defined contribution plans			£ 19,000,000		£ 18,000,000		£ 17,000,000
Cash contributions to plans on next year			170,000,000
Inventories			£ 5,472,000,000		£ 5,015,000,000
United Kingdom
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate			56.00%		42.00%									56.00%
Hedging instrument, inflation rate			78.00%		79.00%									78.00%
Percentage of UK plans of total plan liabilities			66.00%											66.00%
Inventories			£ 661,000,000		£ 647,000,000
Distribution from the profits of the partnership			£ 25,000,000		£ 25,000,000
Number of succeeding years for distribution of profit			5 years	5 years
United Kingdom | Entering into significant commitments or contingent liabilities | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year											£ 430,000,000
Ireland
Disclosure of defined benefit plans [line items]
Hedging instrument, interest rate			44.00%		45.00%									44.00%
Hedging instrument, inflation rate			71.00%		72.00%									71.00%
Group's contribution to the plan			£ 20,000,000	€ 23,000,000
Contingent asset granted			£ 177,000,000											€ 200,000,000
Ireland | Minimum
Disclosure of defined benefit plans [line items]
Actuarial triennial valuation	£ 205,000,000	€ 232,000,000
Conditional payments term			Equally over the three years	Equally over the three years
Ireland | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Additional cash contributions			£ 8,000,000	€ 9,000,000	£ 8,000,000	€ 9,000,000	£ 28,000,000	€ 32,000,000
Ireland | Entering into significant commitments or contingent liabilities | Contingent liability arising from post-employment benefit obligations | Maximum
Disclosure of defined benefit plans [line items]
Cash contributions to plans on next year									£ 119,000,000	€ 135,000,000		£ 26,000,000	€ 29,000,000